UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                                  ANNUAL REPORT

                                OCTOBER 31, 2009

                  (UNITED ASSOCIATION S&P 500 INDEX FUND LOGO)

                      UNITED ASSOCIATION S&P 500 INDEX FUND

                                TABLE OF CONTENTS

Fund Overview .............................................................    1
Top 10 Holdings ...........................................................    4
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................   12
Statement of Operations ...................................................   13
Statement of Changes in Net Assets ........................................   14
Financial Highlights ......................................................   15
Notes to Financial Statements .............................................   16
Report of Independent Registered Public Accounting Firm ...................   21
Disclosure of Fund Expenses ...............................................   22
Trustees and Officers of The Advisors of Inner Circle Fund ................   23
Approval of Investment Advisory Agreement .................................   27

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at http://www.sec.gov.

FUND OVERVIEW

OCTOBER 31, 2009

                                 INVESTMENT GOAL

         To approximate, before fund expenses, the investment results of the S&P 500 Index

                                 INCEPTION DATE

                            Class I - March 1, 2000
                           Class II - March 27, 2000

                                  TICKER SYMBOL
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED OCTOBER 31, 2009

UNITED ASSOCIATION S&P 500 INDEX FUND

PERFORMANCE

For the 12 months ending October 31, 2009, the United Association S&P 500 Index Fund Class I Shares returned a total of 10.29% net of fees. The fund strives to track performance of the S&P 500 Index, which returned 9.80% over the same period.

The last 12 months have been a roller-coaster for investors. At the end of 2008, equity markets were digesting continued weakness in housing, manufacturing, retail sales, as well as rising unemployment. In the fourth quarter 2008, the National Bureau of Economic Research released data indicating that a recession had indeed begun a year earlier. As 2008 came to a close, the Federal Reserve lowered the Fed Funds Rate to a targeted range between 0.0% and 0.25%, which represented the 10th reduction in this easing cycle and the lowest level ever. Equity markets reacted with sharp downward moves that continued until early-March 2009.

As signs of economic stabilization began to emerge early in the second quarter 2009, equity markets bounced back and staged a strong rally. In just a few months, the economic picture improved considerably and the possibility of the U.S. entering a deep recession became less likely. Government stimulus began to have a positive effect on the economy and consumer confidence began to improve.

By the end of June 2009, equity markets were up nearly 40% from the lows reached in the beginning of March. Much of this "relief rally" was apparently in response to the successful avoidance of a depression. Corporate profit growth remained weak, with the S&P 500 2nd quarter earnings growth down nearly 30% year over year. However, these numbers were significantly stronger than expected. At the beginning of the second quarter analysts estimated that earnings would fall by more than 40%. But, as quarterly reporting season progressed, investors were encouraged by profits that were "less worse" than expected and stock prices reacted positively.

Risk aversion was the driving factor for investors throughout late 2007 and 2008, but as equity markets rebounded, many institutional investors moved back into riskier assets and stocks benefited. Consistent with past post-recessionary periods, small cap and lower quality stocks led the way for the majority of the equity rally in 2009, however, this trend began to reverse later in the reporting period in October 2009.

From a valuation perspective, the forward-looking price-to-earnings (P/E) ratio on the S&P 500 is 14.6x, which is near its 10-year rolling average. From a price-to-book (P/B) ratio perspective, the S&P 500 appears undervalued, trading at 2.2x versus its 10-year rolling average of about 3.5x. If corporate earnings can reaccelerate, valuations can remain in an attractive range.

Moving forward, we believe companies will need to show organic and sustainable growth, not just expense reduction. Corporations are likely to face a lower growth environment and investors will seek those corporations best able to capture profits and market share. While unemployment and housing remain facing

FUND OVERVIEW

OCTOBER 31, 2009

headwinds, there are some reasons to be optimistic. Government stimulus continues to work through the pipeline and economic growth has turned positive. Returns on investment are stabilizing and inflation remains low. We believe these factors will continue to be positives for equities during the remainder of the year and into 2010.

                                        Sincerely,


                                        /s/ Hitesh Patel
                                        ----------------------------------------
                                        Hitesh Patel
                                        Director, Structured Equity Strategies

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

FUND OVERVIEW

OCTOBER 31, 2009

PERFORMANCE UPDATE

                                     Average Annual Total Returns
                                 ------------------------------------
                                 1 Year   3 Year   5 Year   Inception
                                 Return   Return   Return    to Date*
                                 ------   ------   ------   ---------
UA S&P 500 Index Fund, Class I   10.29%   (6.79)%   0.47%    (1.10)%

Comparison of Change in the Value of a $10,000 Investment in the US S&P500 Index Fund, Class I, versus the S&P500 Index


                               (PERFORMANCE GRAPH)

Initial Investment Date        3/1/2000  Oct-00 Oct-01 Oct-02 Oct-03 Oct-04 Oct-05 Oct-06  Oct-07  Oct-08 Oct-09
-----------------------        -------- ------- ------ ------ ------ ------ ------ ------  ------  ------ ------
UA S&P 500 Index Fund, Class I  $10,000 $10,456 $7,844 $6,657 $8,023 $8,777 $9,533 $11,095 $12,721 $8,147 $8,985
S&P 500 Index                   $10,000 $10,439 $7,839 $6,655 $8,039 $8,796 $9,563 $11,125 $12,745 $8,145 $8,943

*    Commenced operations on March 1, 2000.

                                      Average Annual Total Returns
                                  ------------------------------------
                                  1 Year   3 Year   5 Year   Inception
                                  Return   Return   Return   to Date**
                                  ------   ------   ------   ---------
UA S&P 500 Index Fund, Class II   10.25%   (6.84)%   0.42%    (2.19)%

Comparison of Change in the Value of a $10,000 Investment in the US S&P500 Index Fund, Class II, versus the S&P500 Index


                               (PERFORMANCE GRAPH)

Initial Investment Date         3/27/2000 Oct-00 Oct-01 Oct-02 Oct-03 Oct-04 Oct-05 Oct-06  Oct-07  Oct-08 Oct-09
-----------------------         -------- ------- ------ ------ ------ ------ ------ ------  ------  ------ ------
UA S&P 500 Index Fund, Class II  $10,000  $9,451 $7,095 $6,008 $7,249 $7,915 $8,593 $ 9,998 $11,450 $7,332 $8,083
S&P 500 Index                    $10,000  $9,442 $7,090 $6,019 $7,271 $7,956 $8,649 $10,063 $11,528 $7,367 $8,089

**   Commenced operations on March 27, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND OVERVIEW

TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)

Exxon Mobil                       3.7%
Microsoft                         2.3%
Apple                             1.8%
Procter & Gamble                  1.8%
Johnson & Johnson                 1.8%
JPMorgan Chase                    1.7%
International Business Machines   1.7%
Chevron                           1.6%
AT&T                              1.6%
Pfizer                            1.5%

*    Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the annual period end and may not be representative of the Fund's current or future investments.

DEFINITION OF THE INDEX

THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PNC Capital Advisors, LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

OCTOBER 31, 2009

UNITED ASSOCIATION S&P 500 INDEX FUND

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Information Technology       18.7%
Financials                   13.8%
Health Care                  12.6%
Energy                       12.0%
Consumer Staples             11.7%
Industrials                   9.7%
Consumer Discretionary        8.8%
Utilities                     3.5%
Materials                     3.2%
Telecommunication Services    3.1%
Exchange Traded Funds         1.5%
Cash Equivalent               1.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                             Shares         Value
-----------                                          -----------   -------------
COMMON STOCK (96.9%)
   CONSUMER DISCRETIONARY (8.8%)
   Abercrombie & Fitch, Cl A                               2,211   $      72,565
   Amazon.com*                                             7,038         836,185
   Apollo Group, Cl A*                                     2,810         160,451
   AutoNation*                                             2,169          37,394
   Autozone*                                                 716          96,882
   Bed Bath & Beyond*                                      5,308         186,895
   Best Buy                                                8,263         315,481
   Big Lots*                                               2,478          62,074
   Black & Decker                                          1,589          75,033
   Carnival                                               10,230         297,898
   CBS, Cl B                                              14,595         171,783
   Coach                                                   6,867         226,405
   Comcast, Cl A                                          65,870         955,115
   Darden Restaurants                                      3,354         101,660
   DeVry                                                   1,378          76,190
   DIRECTV Group*                                         10,538         277,149
   DR Horton                                               6,097          66,823
   Eastman Kodak                                           9,201          34,504
   Expedia*                                                4,026          91,269
   Family Dollar Stores                                    3,327          94,154
   Ford Motor*                                            80,509         563,563
   Fortune Brands                                          3,105         120,940
   GameStop, Cl A*                                         3,501          85,039
   Gannett                                                 4,615          45,319
   Gap                                                    11,448         244,300
   Genuine Parts                                           3,481         121,800
   Goodyear Tire & Rubber*                                 5,642          72,669
   H&R Block                                               6,894         126,436
   Harley-Davidson                                         5,439         135,540

Description                                             Shares         Value
-----------                                          -----------   -------------
   Harman International Industries                         1,433   $      53,895
   Hasbro                                                  2,852          77,774
   Home Depot                                             38,089         955,653
   International Game Technology                           7,086         126,414
   Interpublic Group*                                     10,135          61,013
   JC Penney                                               5,429         179,863
   Johnson Controls                                       13,521         323,422
   KB Home                                                 1,579          22,390
   Kohl's*                                                 6,833         390,984
   Leggett & Platt                                         3,431          66,321
   Lennar, Cl A                                            3,378          42,563
   Limited Brands                                          6,391         112,482
   Lowe's                                                 33,253         650,761
   Macy's                                                  8,648         151,945
   Marriott International, Cl A                            5,251         131,590
   Mattel                                                  8,157         154,412
   McDonald's                                             24,026       1,408,164
   McGraw-Hill                                             7,504         215,965
   Meredith                                                1,125          30,443
   New York Times, Cl A                                    2,482          19,782
   Newell Rubbermaid                                       6,134          89,004
   News, Cl A                                             49,921         575,090
   Nike, Cl B                                              8,193         509,441
   Nordstrom                                               3,944         125,340
   Office Depot*                                           6,046          36,578
   Omnicom Group                                           7,375         252,815
   O'Reilly Automotive*                                    2,725         101,588
   Polo Ralph Lauren                                       1,412         105,081
   Pulte Homes                                             6,014          54,186
   RadioShack                                              3,855          65,111
   Scripps Networks Interactive, Cl A                      1,598          60,340
   Sears Holdings*                                         1,083          73,492
   Sherwin-Williams                                        2,153         122,807
   Staples                                                15,956         346,245
   Starbucks*                                             15,653         297,094
   Starwood Hotels & Resorts Worldwide                     3,901         113,363
   Target                                                 17,049         825,683
   Tiffany                                                 2,416          94,925
   Time Warner                                            27,097         816,162
   Time Warner Cable                                       7,453         293,946
   TJX                                                     9,417         351,725
   VF                                                      1,839         130,643
   Viacom, Cl B*                                          12,929         356,711
   Walt Disney                                            42,851       1,172,832
   Washington Post, Cl B                                     113          48,816
   Whirlpool                                               1,730         123,851
   Wyndham Worldwide                                       3,215          54,816
   Wynn Resorts*                                           1,292          70,052
   Yum! Brands                                            10,350         341,033
                                                                   -------------
                                                                      18,536,122
                                                                   -------------

OCTOBER 31, 2009

Description                                             Shares         Value
-----------                                          -----------   -------------
   CONSUMER STAPLES (11.7%)
   Altria Group                                           50,014   $     905,753
   Archer-Daniels-Midland                                 15,639         471,047
   Avon Products                                           9,822         314,795
   Brown-Forman, Cl B                                      2,522         123,099
   Campbell Soup                                           4,560         144,780
   Clorox                                                  3,633         215,183
   Coca-Cola                                              51,233       2,731,231
   Coca-Cola Enterprises                                   7,075         134,920
   Colgate-Palmolive                                      11,367         893,787
   ConAgra Foods                                          10,154         213,234
   Constellation Brands, Cl A*                             2,911          46,052
   Costco Wholesale                                        9,493         539,677
   CVS                                                    33,161       1,170,583
   Dean Foods*                                             5,391          98,278
   Dr. Pepper Snapple Group*                               4,821         131,420
   Estee Lauder, Cl A                                      2,535         107,737
   General Mills                                           7,540         497,037
   Hershey                                                 3,886         146,852
   HJ Heinz                                                7,294         293,511
   Hormel Foods                                            1,623          59,175
   JM Smucker                                              2,324         122,544
   Kellogg                                                 5,864         302,231
   Kimberly-Clark                                         10,111         618,389
   Kraft Foods, Cl A                                      33,228         914,435
   Kroger                                                 17,104         395,615
   Lorillard                                               3,789         294,481
   McCormick                                               2,882         100,899
   Molson Coors Brewing, Cl B                              3,728         182,560
   Pepsi Bottling Group                                    2,656          99,441
   PepsiCo                                                35,313       2,138,202
   Philip Morris International                            44,513       2,108,136
   Procter & Gamble                                       65,373       3,791,634
   Reynolds American                                       3,969         192,417
   Safeway                                                 9,854         220,040
   Sara Lee                                               14,728         166,279
   Supervalu                                               5,106          81,032
   Sysco                                                  14,807         391,645
   Tyson Foods, Cl A                                       5,180          64,854
   Walgreen                                               21,948         830,293
   Wal-Mart Stores                                        50,440       2,505,859
   Whole Foods Market*                                     2,403          77,040
                                                                   -------------
                                                                      24,836,177
                                                                   -------------
   ENERGY (11.9%)
   Anadarko Petroleum                                     10,500         639,765
   Apache                                                  7,512         707,029

Description                                             Shares         Value
-----------                                          -----------   -------------
   Baker Hughes                                            6,104   $     256,795
   BJ Services                                             5,845         112,224
   Cabot Oil & Gas                                         1,641          63,129
   Cameron International*                                  4,883         180,525
   Chesapeake Energy                                      14,783         362,184
   Chevron                                                45,070       3,449,658
   ConocoPhillips                                         34,159       1,714,099
   Consol Energy                                           3,124         133,738
   Denbury Resources*                                      5,843          85,308
   Devon Energy                                            9,499         614,680
   Diamond Offshore Drilling                               1,876         178,689
   El Paso                                                15,481         151,869
   ENSCO International                                     3,965         181,557
   EOG Resources                                           5,393         440,392
   Exxon Mobil                                           110,871       7,946,125
   FMC Technologies*                                       2,677         140,810
   Halliburton                                            18,361         536,325
   Hess                                                    6,387         349,624
   Marathon Oil                                           15,705         502,089
   Massey Energy                                           1,883          54,776
   Murphy Oil                                              4,362         266,693
   Nabors Industries Ltd.*                                 6,151         128,125
   National Oilwell Varco*                                 9,225         378,133
   Noble Energy                                            3,840         252,019
   Occidental Petroleum                                   18,325       1,390,501
   Peabody Energy                                          5,838         231,126
   Pioneer Natural Resources                               1,731          71,161
   Range Resources                                         3,563         178,328
   Rowan                                                   2,526          58,730
   Schlumberger                                           26,985       1,678,467
   Smith International                                     3,950         109,534
   Southwestern Energy*                                    6,898         300,615
   Spectra Energy                                         13,229         252,938
   Sunoco                                                  3,512         108,170
   Tesoro                                                  5,015          70,912
   Valero Energy                                          13,428         243,047
   Williams                                               13,326         251,195
   XTO Energy                                             12,626         524,737
                                                                   -------------
                                                                      25,295,821
                                                                   -------------
   FINANCIALS (13.8%)
   Aflac                                                  10,309         427,720
   Allstate                                               11,680         345,378
   American Express                                       26,964         939,426
   American International Group*                           2,921          98,204
   Ameriprise Financial                                    5,433         188,362
   AON                                                     6,293         242,343

Description                                             Shares         Value
-----------                                          -----------   -------------
   Apartment Investment & Management REIT, Cl A            3,289   $      40,619
   Assurant                                                2,528          75,663
   AvalonBay Communities REIT                              1,662         114,312
   Bank of America                                       192,149       2,801,532
   Bank of New York Mellon                                25,813         688,175
   BB&T                                                   14,393         344,137
   Boston Properties REIT                                  2,681         162,924
   Capital One Financial                                  10,630         389,058
   CB Richard Ellis Group, Cl A*                           6,429          66,540
   Charles Schwab                                         21,611         374,735
   Chubb                                                   8,009         388,597
   Cincinnati Financial                                    3,694          93,680
   Citigroup                                             263,700       1,078,533
   CME Group                                               1,341         405,800
   Comerica                                                3,580          99,345
   Discover Financial Services                            11,321         160,079
   E*Trade Financial*                                     27,863          40,680
   Equity Residential REIT                                 5,802         167,562
   Federated Investors, Cl B                               1,940          50,925
   Fifth Third Bancorp                                    18,829         168,331
   First Horizon National*                                 4,994          59,079
   Franklin Resources                                      3,263         341,408
   Genworth Financial, Cl A                                9,655         102,536
   Goldman Sachs Group                                    11,175       1,901,650
   Hartford Financial Services Group                       8,524         209,008
   HCP REIT                                                6,314         186,831
   Health Care REIT                                        2,629         116,649
   Host Hotels & Resorts REIT                             12,726         128,660
   Hudson City Bancorp                                    10,479         137,694
   Huntington Bancshares                                  15,344          58,461
   IntercontinentalExchange*                               1,387         138,963
   Invesco                                                 9,531         201,581
   Janus Capital Group                                     3,957          51,916
   JPMorgan Chase                                         85,792       3,583,532
   Keycorp                                                18,130          97,721
   Kimco Realty REIT                                       6,696          84,637
   Legg Mason                                              3,302          96,121
   Leucadia National                                       3,850          86,509
   Lincoln National                                        6,584         156,897
   Loews                                                   8,148         269,699
   M&T Bank                                                1,710         107,473
   Marsh & McLennan                                       11,251         263,948
   Marshall & Ilsley                                       7,308          38,878
   MBIA*                                                   5,539          22,488
   MetLife                                                18,652         634,728
   Moody's                                                 4,840         114,611
   Morgan Stanley                                         28,374         911,373
   Nasdaq OMX Group*                                       3,019          54,523

Description                                             Shares         Value
-----------                                          -----------   -------------
   Northern Trust                                          5,331   $     267,883
   NYSE Euronext                                           5,501         142,201
   People's United Financial                               7,860         125,996
   Plum Creek Timber REIT                                  3,555         111,236
   PNC Financial Services Group (A)                        9,486         464,245
   Principal Financial Group                               7,709         193,033
   Progressive                                            15,447         247,152
   Prologis REIT                                           9,499         107,624
   Prudential Financial                                    9,872         446,511
   Public Storage REIT                                     2,643         194,525
   Regions Financial                                      24,642         119,267
   Simon Property Group REIT                               5,845         396,817
   SLM*                                                   12,887         125,004
   State Street                                           11,062         464,383
   SunTrust Banks                                         10,626         203,063
   T Rowe Price Group                                      5,579         271,865
   Torchmark                                               2,119          86,031
   Travelers                                              13,102         652,349
   UnumProvident                                           8,139         162,373
   US Bancorp                                             41,792         970,410
   Ventas REIT                                             3,479         139,612
   Vornado Realty Trust REIT                               3,171         188,865
   Wells Fargo                                           103,781       2,856,053
   XL Capital Ltd., Cl A                                   8,734         143,325
   Zions Bancorporation                                    3,289          46,572
                                                                   -------------
                                                                      29,236,629
                                                                   -------------
   HEALTH CARE (12.5%)
   Abbott Laboratories                                    36,337       1,837,562
   Aetna                                                   9,931         258,504
   Allergan                                                6,631         372,994
   AmerisourceBergen                                       7,819         173,191
   Amgen*                                                 22,247       1,195,331
   Baxter International                                   13,548         732,405
   Becton Dickinson                                        5,898         403,187
   Biogen Idec*                                            6,775         285,431
   Boston Scientific*                                     34,186         277,590
   Bristol-Myers Squibb                                   46,281       1,008,926
   Cardinal Health                                         7,880         223,319
   CareFusion*                                             3,672          82,143
   Celgene*                                               10,099         515,554
   Cephalon*                                               1,730          94,423
   Cigna                                                   6,191         172,357
   Coventry Health Care*                                   5,142         101,966
   CR Bard                                                 2,261         169,733
   DaVita*                                                 2,341         124,143

OCTOBER 31, 2009

Description                                             Shares         Value
-----------                                          -----------   -------------
   DENTSPLY International                                  3,384   $     111,537
   Eli Lilly                                              23,958         814,812
   Express Scripts*                                        6,042         482,877
   Forest Laboratories*                                    6,327         175,068
   Genzyme*                                                6,056         306,434
   Gilead Sciences*                                       20,594         876,275
   Hospira*                                                3,518         157,044
   Humana*                                                 3,873         145,547
   IMS Health                                              4,005          65,642
   Intuitive Surgical*                                       848         208,905
   Johnson & Johnson                                      63,208       3,732,432
   King Pharmaceuticals*                                   7,527          76,249
   Laboratory Corp of America Holdings*                    2,723         187,587
   Life Technologies*                                      3,928         185,284
   McKesson                                                6,044         354,964
   Medco Health Solutions*                                10,604         595,096
   Medtronic                                              25,837         922,381
   Merck                                                  49,666       1,536,169
   Millipore*                                              1,228          82,288
   Mylan*                                                  7,948         129,076
   Patterson*                                              2,127          54,302
   PerkinElmer                                             3,608          67,145
   Pfizer                                                183,437       3,123,932
   Quest Diagnostics                                       4,234         236,808
   Schering-Plough                                        37,743       1,064,353
   St. Jude Medical*                                       7,647         260,610
   Stryker                                                 6,817         313,582
   Tenet Healthcare*                                       9,704          49,685
   Thermo Fisher Scientific*                               9,893         445,185
   UnitedHealth Group                                     27,279         707,890
   Varian Medical Systems*                                 2,932         120,153
   Waters*                                                 2,173         124,795
   Watson Pharmaceuticals*                                 2,413          83,055
   WellPoint*                                             10,530         492,383
   Zimmer Holdings*                                        4,892         257,172
                                                                   -------------
                                                                      26,575,476
                                                                   -------------
   INDUSTRIALS (9.7%)
   3M                                                     15,978       1,175,501
   Avery Dennison                                          2,390          85,203
   Boeing                                                 15,901         760,068
   Burlington Northern Santa Fe                            6,097         459,226
   Caterpillar                                            13,365         735,877
   CH Robinson Worldwide                                   3,886         214,157
   Cintas                                                  2,889          79,996
   CSX                                                     9,379         395,606

Description                                             Shares         Value
-----------                                          -----------   -------------
   Cummins                                                 4,800   $     206,688
   Danaher                                                 5,655         385,841
   Deere                                                   9,312         424,162
   Dover                                                   4,084         153,885
   Dun & Bradstreet                                          977          74,799
   Eaton                                                   3,711         224,330
   Emerson Electric                                       17,060         644,015
   Equifax                                                 2,167          59,332
   Expeditors International Washington                     4,735         152,562
   Fastenal                                                2,499          86,215
   FedEx                                                   7,578         550,845
   First Solar*                                            1,087         132,538
   Flowserve                                               1,254         123,155
   Fluor                                                   4,375         194,337
   General Dynamics                                        9,026         565,930
   General Electric                                      218,003       3,108,723
   Goodrich                                                2,902         157,724
   Honeywell International                                16,816         603,526
   Illinois Tool Works                                     8,816         404,831
   Iron Mountain*                                          3,550          86,727
   ITT                                                     4,148         210,304
   Jacobs Engineering Group*                               2,747         116,171
   L-3 Communications Holdings                             2,779         200,894
   Lockheed Martin                                         7,035         483,938
   Masco                                                   8,316          97,713
   Monster Worldwide*                                      1,812          26,310
   Norfolk Southern                                        8,908         415,291
   Northrop Grumman                                        7,306         366,250
   Paccar                                                  7,713         288,543
   Pall                                                    2,046          64,940
   Parker Hannifin                                         3,722         197,117
   Pitney Bowes                                            4,360         106,820
   Precision Castparts                                     3,083         294,519
   Quanta Services*                                        4,063          86,136
   Raytheon                                                9,058         410,146
   Republic Services                                       6,533         169,270
   Robert Half International                               3,442          79,854
   Rockwell Automation                                     3,224         132,023
   Rockwell Collins                                        3,457         174,164
   RR Donnelley & Sons                                     4,258          85,501
   Ryder System                                            1,332          54,013
   Snap On                                                 1,309          47,818
   Southwest Airlines                                     16,505         138,642
   Stanley Works                                           1,757          79,469
   Stericycle*                                             1,602          83,897
   Textron                                                 6,101         108,476
   Union Pacific                                          11,663         643,098
   United Parcel Service, Cl B                            22,956       1,232,278

Description                                             Shares         Value
-----------                                          -----------   -------------
   United Technologies                                    21,742   $   1,336,046
   W.W. Grainger                                           1,406         131,784
   Waste Management                                       11,239         335,821
                                                                   -------------
                                                                      20,443,045
                                                                   -------------
   INFORMATION TECHNOLOGY (18.7%)
   Adobe Systems*                                         12,737         419,557
   Advanced Micro Devices*                                10,542          48,493
   Affiliated Computer Services, Cl A*                     2,503         130,381
   Agilent Technologies*                                   7,871         194,729
   Akamai Technologies*                                    3,892          85,624
   Altera                                                  6,763         133,840
   Amphenol, Cl A                                          4,192         168,183
   Analog Devices                                          6,999         179,384
   Apple*                                                 20,190       3,805,815
   Applied Materials                                      30,887         376,821
   Autodesk*                                               5,445         135,744
   Automatic Data Processing                              11,617         462,357
   BMC Software*                                           4,489         166,811
   Broadcom, Cl A*                                        10,014         266,473
   CA                                                      9,216         192,799
   Ciena*                                                  1,239          14,533
   Cisco Systems*                                        131,321       3,000,685
   Citrix Systems*                                         4,098         150,642
   Cognizant Technology Solutions, Cl A*                   6,185         239,050
   Computer Sciences*                                      3,692         187,221
   Compuware*                                              7,042          49,717
   Convergys*                                              2,757          29,913
   Corning                                                38,665         564,896
   Dell*                                                  39,493         572,254
   eBay*                                                  25,072         558,353
   Electronic Arts*                                        7,252         132,276
   EMC*                                                   46,381         763,895
   Fidelity National Information Services                  4,407          95,896
   Fiserv*                                                 3,457         158,573
   FLIR Systems*                                           3,230          89,826
   Google, Cl A*                                           5,333       2,859,128
   Harris                                                  3,015         125,786
   Hewlett Packard                                        54,648       2,593,594
   Intel                                                 128,159       2,449,118
   International Business Machines                        29,356       3,540,627
   Intuit*                                                 7,977         231,891
   Jabil Circuit                                           2,979          39,859
   JDS Uniphase*                                           4,952          27,682
   Juniper Networks*                                      12,035         307,013
   KLA-Tencor                                              3,420         111,184

Description                                             Shares         Value
-----------                                          -----------   -------------
   Lexmark International, Cl A*                            1,725   $      43,988
   Linear Technology                                       5,233         135,430
   LSI*                                                   12,684          64,942
   Mastercard, Cl A                                        2,007         439,573
   McAfee*                                                 3,591         150,391
   MEMC Electronic Materials*                              5,613          69,713
   Microchip Technology                                    4,271         102,333
   Micron Technology*                                     18,753         127,333
   Microsoft                                             176,040       4,881,589
   Molex                                                   2,968          55,413
   Motorola                                               49,803         426,812
   National Semiconductor                                  6,504          84,162
   NetApp*                                                 7,613         205,932
   Novell*                                                 4,606          18,839
   Novellus Systems*                                       2,203          45,338
   NVIDIA*                                                12,649         151,282
   Oracle                                                 95,286       2,010,535
   Paychex                                                 7,567         214,978
   QLogic*                                                 2,679          46,990
   Qualcomm                                               40,208       1,665,013
   Red Hat*                                                4,262         110,002
   Salesforce.com*                                         2,277         129,220
   SanDisk*                                                3,950          80,896
   Sun Microsystems*                                      15,998         130,864
   Symantec*                                              19,178         337,149
   Tellabs*                                                7,324          44,090
   Teradata*                                               3,932         109,624
   Teradyne*                                               3,724          31,170
   Texas Instruments                                      29,504         691,869
   Total System Services                                   5,302          84,673
   VeriSign*                                               4,335          98,881
   Western Digital*                                        5,020         169,074
   Western Union                                          16,347         297,025
   Xerox                                                  19,397         145,865
   Xilinx                                                  6,491         141,179
   Yahoo!*                                                24,675         392,333
                                                                   -------------
                                                                      39,595,123
                                                                   -------------
   MATERIALS (3.2%)
   Air Products & Chemicals                                4,038         311,451
   Airgas                                                  1,728          76,654
   AK Steel Holding                                        4,173          66,226
   Alcoa                                                  20,769         257,951
   Allegheny Technologies                                  2,173          67,059
   Ball                                                    2,089         103,050
   Bemis                                                   2,364          61,062

OCTOBER 31, 2009

Description                                             Shares         Value
-----------                                          -----------   -------------
   CF Industries Holdings                                  1,087   $      90,493
   Dow Chemical                                           23,269         546,356
   Eastman Chemical                                        2,431         127,652
   Ecolab                                                  4,388         192,897
   EI Du Pont de Nemours                                  19,656         625,454
   FMC                                                     1,553          79,358
   Freeport-McMoRan Copper & Gold                          9,531         699,194
   International Flavors & Fragrances                      1,731          65,934
   International Paper                                    12,112         270,219
   MeadWestvaco                                            3,833          87,507
   Monsanto                                               11,817         793,866
   Newmont Mining                                         10,877         472,714
   Nucor                                                   6,773         269,904
   Owens Illinois*                                         3,663         116,776
   Pactiv*                                                 4,450         102,751
   PPG Industries                                          3,654         206,195
   Praxair                                                 6,297         500,234
   Sealed Air                                              3,391          65,209
   Sigma-Aldrich                                           2,679         139,120
   Titanium Metals                                         1,906          16,392
   United States Steel                                     3,905         134,683
   Vulcan Materials                                        2,770         127,503
   Weyerhaeuser                                            3,762         136,711
                                                                   -------------
                                                                       6,810,575
                                                                   -------------
   TELECOMMUNICATION SERVICES (3.1%)
   American Tower, Cl A*                                   9,137         336,425
   AT&T                                                  134,169       3,444,118
   CenturyTel                                              6,835         221,864
   Frontier Communications                                 5,378          38,560
   MetroPCS Communications*                                5,703          35,530
   Qwest Communications International                     36,353         130,507
   Sprint-FON Group*                                      58,448         173,006
   Verizon Communications                                 69,241       2,048,841
   Windstream                                              8,267          79,694
                                                                   -------------
                                                                       6,508,545
                                                                   -------------
   UTILITIES (3.5%)
   AES*                                                   17,130         223,889
   Allegheny Energy                                        4,735         108,053
   Ameren                                                  5,258         127,980

Description                                             Shares         Value
-----------                                          -----------   -------------
   American Electric Power                                10,530   $     318,217
   Centerpoint Energy                                     11,216         141,322
   CMS Energy                                              7,527         100,109
   Consolidated Edison                                     6,062         246,602
   Constellation Energy Group                              4,518         139,697
   Dominion Resources                                     13,117         447,159
   DTE Energy                                              3,781         139,821
   Duke Energy                                            27,041         427,789
   Dynegy, Cl A*                                          11,429          22,858
   Edison International                                    8,107         257,965
   Entergy                                                 4,339         332,888
   Equities                                                2,368          99,124
   Exelon                                                 13,721         644,338
   FirstEnergy                                             6,215         268,985
   FPL Group                                               9,214         452,407
   Integrys Energy Group                                   1,708          59,097
   Nicor                                                   1,006          37,302
   NiSource                                                6,187          79,936
   Northeast Utilities                                     3,914          90,218
   Pepco Holdings                                          4,656          69,514
   PG&E                                                    8,325         340,409
   Pinnacle West Capital                                   2,292          71,785
   PPL                                                     8,216         241,879
   Progress Energy                                         5,603         210,281
   Progress Energy (CVO)* (B)                              7,250              --
   Public Service Enterprise Group                        11,270         335,846
   Questar                                                 3,888         154,898
   SCANA                                                   2,424          82,028
   Sempra Energy                                           6,082         312,919
   Southern                                               16,791         523,711
   TECO Energy                                             6,611          94,802
   Wisconsin Energy                                        2,658         116,075
   Xcel Energy                                             8,769         165,383
                                                                   -------------
                                                                       7,485,286
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $261,874,423)                                            205,322,799
                                                                   -------------
   EXCHANGE TRADED FUNDS (1.5%)
      i-Shares S&P 500 Index Fund                         18,500       1,922,890
      SPDR Trust Ser 1                                    13,000       1,346,280
                                                                   -------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $4,130,257)                                                3,269,170
                                                                   -------------

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

Description                                             Shares         Value
-----------                                          -----------   -------------
CASH EQUIVALENT (1.4%)
   Goldman Financial Prime Obligation
      Money Market Fund, 0.080% (C)
      (Cost $3,001,937)                                3,001,937   $   3,001,937
                                                                   -------------
TOTAL INVESTMENTS - 99.8%
   (Cost $269,006,617)                                             $ 211,593,906
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $211,986,690.

*    NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

(B) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2009, WAS $0 AND REPRESENTED 0% OF NET ASSETS.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL   -- CLASS

CVO  -- CONTINGENT VALUE OBLIGATION

LTD. -- LIMITED

REIT -- REAL ESTATE INVESTMENT TRUST

SER  -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the open long S&P 500 Index futures contracts held by the Fund at October 31, 2009, is as follows:

NUMBER OF    CONTRACT                     UNREALIZED
CONTRACTS      VALUE       EXPIRATION    DEPRECIATION
---------   ----------   -------------   ------------
   13       $3,375,402   December 2009     ($18,152)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2009

                                                                                    UNITED
                                                                                 ASSOCIATION
                                                                                S&P 500 INDEX
                                                                                     FUND
                                                                                -------------
Assets:
   Investments at Value (Cost $268,111,781) .................................    $211,129,661
   Affiliated Investment at Value (Cost $894,836) ...........................         464,245
   Cash .....................................................................           6,824
   Deposits with Brokers for Open Futures ...................................         292,500
   Dividends Receivable .....................................................         256,057
   Receivable for Capital Shares Sold .......................................          73,723
   Prepaid Expenses .........................................................           9,723
                                                                                 ------------
   Total Assets .............................................................     212,232,733
                                                                                 ------------
Liabilities:
   Variation Margin Payable .................................................          92,950
   Payable for Capital Shares Redeemed ......................................          44,216
   Payable due to Investment Adviser ........................................          17,604
   Payable due to Administrator .............................................           3,706
   Chief Compliance Officer Fees Payable ....................................           3,131
   Payable due to Distribution Fees .........................................           3,109
   Payable due to Trustees' .................................................           1,464
   Payable due to Custodian .................................................             927
   Other Accrued Expenses ...................................................          78,936
                                                                                 ------------
   Total Liabilities ........................................................         246,043
                                                                                 ------------
   Net Assets ...............................................................    $211,986,690
                                                                                 ------------
Net Assets Consist of:
   Paid-in-Capital ..........................................................     334,064,393
   Undistributed Net Investment Income ......................................         212,591
   Accumulated Net Realized Loss on Investments and Futures Contracts .......     (64,859,431)
   Net Unrealized Depreciation on Investments ...............................     (57,412,711)
   Net Unrealized Depreciation on Futures Contracts .........................         (18,152)
                                                                                 ------------
   Net Assets ...............................................................    $211,986,690
                                                                                 ============
Class I:
   Net Asset Value, Offering and Redemption Price Per Share --
      Institutional Shares ($185,802,774 / 24,455,117 shares) ...............    $       7.60
                                                                                 ============
Class II:
   Net Asset Value, Offering and Redemption Price Per Share --
      Retail Shares ($26,183,916 / 3,451,615 shares) ........................    $       7.59
                                                                                 ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

                                                                                    UNITED
                                                                                 ASSOCIATION
                                                                                S&P 500 INDEX
                                                                                     FUND
                                                                                -------------
Investment Income:
   Dividends (Net of Foreign Taxes Withheld of $189) ........................    $  4,466,100
   Dividends from Afflilated Investment .....................................           8,707
                                                                                 ------------
   Total Income .............................................................       4,474,807
                                                                                 ------------
Expenses:
   Investment Advisory Fees .................................................         171,467
   Administration Fees ......................................................          36,096
   Custodian Fees ...........................................................           9,026
   Trustees' Fees ...........................................................           7,251
   Distribution Fees -- Class II ............................................          23,636
   Transfer Agent Fees ......................................................         119,998
   Professional Fees ........................................................          71,108
   Printing Fees ............................................................          38,188
   Registration Fees ........................................................          16,430
   Chief Compliance Officer Fees ............................................           9,433
   Other Expenses ...........................................................          33,906
                                                                                 ------------
   Total Expenses ...........................................................         536,539
   Less: Distribution Fees -- Class II Waived ...............................         (11,818)
                                                                                 ------------
   Net Expenses .............................................................         524,721
                                                                                 ------------
   Net Investment Income ....................................................       3,950,086
                                                                                 ------------
   Realized and Unrealized Gain (Loss):
   Net Realized Gain on Investments .........................................       1,619,792
   Net Realized Gain on Affiliated Investments ..............................          11,528
   Net Realized Loss on Futures .............................................        (307,730)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ......      16,400,009
   Net Change in Unrealized Appreciation (Depreciation) on Affiliated
      Investments ...........................................................         (94,980)
   Net Change in Unrealized Appreciation (Depreciation) on Futures ..........         375,476
                                                                                 ------------
   Net Realized and Unrealized Gain .........................................      18,004,095
                                                                                 ------------
   Net Increase in Net Assets Resulting from Operations .....................    $ 21,954,181
                                                                                 ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      UNITED ASSOCIATION
                                                                                        S&P 500 INDEX
                                                                                             FUND
                                                                                -----------------------------
                                                                                   11/1/08-        11/1/07-
                                                                                   10/31/09        10/31/08
                                                                                -------------   -------------
OPERATIONS:
   Net Investment Income ....................................................    $  3,950,086   $   4,512,528
   Net Realized Gain on Investments (Including Gain (Loss) on Affiliated
      Investments) ..........................................................       1,631,320       1,464,497
   Net Realized Loss on Futures Contracts ...................................        (307,730)       (948,327)
   Net Change in Unrealized Appreciation (Depreciation) on Investments
      (Including Appreciation (Depreciation) on Affiliated Investments) .....      16,305,029     (99,935,751)
   Net Change in Unrealized Appreciation (Depreciation) on Futures
      Contracts .............................................................         375,476        (515,321)
                                                                                 ------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........      21,954,181     (95,422,374)
                                                                                 ------------   -------------
DIVIDENDS:
   Net Investment Income
      Class I ...............................................................      (3,491,783)     (3,961,229)
      Class II ..............................................................        (518,797)       (590,926)
                                                                                 ------------   -------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS ................................      (4,010,580)     (4,552,155)
                                                                                 ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Class I
      Issued ................................................................      31,211,198      21,151,779
      Reinvestments of Dividends ............................................       3,331,257       3,961,229
      Redeemed ..............................................................      (8,840,826)    (46,176,771)
                                                                                 ------------   -------------
      Net Class I Capital Share Transactions ................................      25,701,629     (21,063,763)
                                                                                 ------------   -------------
   Class II
      Issued ................................................................       8,307,539       7,626,335
      Reinvestments of Dividends ............................................         517,930         590,700
      Redeemed ..............................................................      (8,184,223)     (6,088,003)
                                                                                 ------------   -------------
      Net Class II Capital Share Transactions ...............................         641,246       2,129,032
                                                                                 ------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....      26,342,875     (18,934,731)
                                                                                 ------------   -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................      44,286,476    (118,909,260)
                                                                                 ------------   -------------
NET ASSETS:
   Beginning of Year ........................................................     167,700,214     286,609,474
   End of Year (including undistributed net investment income of $212,591 and
      $253,362, respectively ) ..............................................    $211,986,690   $ 167,700,214
                                                                                 ============   =============
SHARE TRANSACTIONS:
   Class I
      Issued ................................................................       4,753,121       2,267,135
      Reinvestments of Dividends ............................................         506,079         416,067
      Redeemed ..............................................................      (1,278,733)     (4,617,125)
                                                                                 ------------   -------------
      Net Increase (Decrease) in Shares Outstanding from Share
         Transactions .......................................................       3,980,467      (1,933,923)
                                                                                 ------------   -------------
   Class II
      Issued ................................................................       1,311,720         815,114
      Reinvestments of Dividends ............................................          78,710          62,355
      Redeemed ..............................................................      (1,271,891)       (658,516)
                                                                                 ------------   -------------
      Net Increase in Shares Outstanding from Share Transactions ............         118,539         218,953
                                                                                 ------------   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR



                                Net Realized
                                    and
         Net Asset               Unrealized               Dividends
           Value,      Net         Gains         Total    from Net
         Beginning Investment   (Losses) on      from    Investment   Total
          of Year  Income (1) Investments (1) Operations   Income   Dividends
         --------- ---------- --------------- ---------- ---------- ---------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I
   2009    $ 7.05   $0.15         $ 0.55        $ 0.70     $(0.15)   $(0.15)
   2008     11.23    0.19          (4.18)        (3.99)     (0.19)    (0.19)
   2007      9.97    0.19           1.26          1.45      (0.19)    (0.19)
   2006      8.73    0.17           1.25          1.42      (0.18)    (0.18)
   2005      8.21    0.18(3)        0.53          0.71      (0.19)    (0.19)

CLASS II
   2009    $ 7.04   $0.14         $ 0.56        $ 0.70     $(0.15)   $(0.15)
   2008     11.21    0.18          (4.16)        (3.98)     (0.19)    (0.19)
   2007      9.96    0.18           1.25          1.43      (0.18)    (0.18)
   2006      8.72    0.16           1.25          1.41      (0.17)    (0.17)
   2005      8.20    0.17(3)        0.53          0.70      (0.18)    (0.18)

                                                         Ratio of
                                                         Expenses
                                                        to Average
                                                        Net Assets  Ratio of Net
                                          Ratio of Net  (Excluding   Investment
          Net Asset            Net Assets   Expenses    Waivers and    Income    Portfolio
         Value, End  Total    End of Year  to Average    Fees Paid   to Average   Turnover
           of Year  Return+      (000)     Net Assets   Indirectly)  Net Assets     Rate
         ---------- -------   ----------- ------------ ------------ ------------ ---------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I
   2009    $ 7.60    10.29%**   $185,803     0.28%         0.28%       2.19%        14%
   2008      7.05   (35.95)**    144,247     0.23          0.23        1.95         18
   2007     11.23    14.66*      251,686     0.18          0.20        1.78         13
   2006      9.97    16.39*      347,477     0.10(2)       0.13        1.80         13
   2005      8.73     8.61*      494,040     0.07(2)       0.07        2.08(3)      10

CLASS II
   2009    $ 7.59    10.25%**   $ 26,184     0.33%         0.38%       2.16%        14%
   2008      7.04   (35.96)**     23,453     0.28          0.33        1.90         18
   2007     11.21    14.52*       34,924     0.24          0.25        1.66         13
   2006      9.96    16.35*        9,981     0.16(2)       0.18        1.74         13
   2005      8.72     8.56*        8,850     0.12(2)       0.12        1.98(3)      10

+ Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

** Total Return would have been lower had the Distributor not waived a portion of its fee.

(1)  Per share data calculated using the average shares method.

(2) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.

(3) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund within the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund:

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies de-signed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009

closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2009, all of the Fund's investments are Level 1, with the exception of Progress Energy (CVO), which is Level 3. For details of the investment classification, reference the Schedule of Investments. The value of Progress Energy (CVO) at November 1, 2008 was zero and the value has remained zero throughout the year ended October 31, 2009. The Fund had no purchases or sales of Progress Energy (CVO) throughout the year ended October 31, 2009.

For the year ended October 31, 2009, there have been no significant changes to the Fund's fair value methodologies.

VALUATION OF FUTURES: Future contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS"): Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Funds' investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.

CLASSES: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

PNC Bank, National Association (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. Effective September 30, 2009 Allegiant Asset Management Company merged into and with PNC Capital Advisors, LLC (the "Adviser"), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc.

As disclosed in the Schedule of Investments, the Fund owns securities issued by The PNC Financial Services Group, Inc. The following is a summary of the transactions with affiliates for the year ended October 31, 2009.

NATIONAL CITY CORPORATION*

                      PROCEEDS      CHANGE IN
                     FROM SALES    UNREALIZED    REALIZED
  VALUE   PURCHASES  AND MERGER   APPRECIATION     GAIN      VALUE   DIVIDEND
10/31/08   AT COST    DELIVERY   (DEPRECIATION)   (LOSS)   10/31/09   INCOME
--------  ---------  ----------  --------------  --------  --------  --------

$108,826    $1,496   $(445,354)     $335,611      $(579)      $--       $--
========  =========  ==========     ========      =====       ===       ===

THE PNC FINANCIAL SERVICES GROUP, INC.

           PURCHASES                 CHANGE IN
          AND MERGER                UNREALIZED    REALIZED
  VALUE    RECEIPTS    PROCEEDS    APPRECIATION     GAIN      VALUE   DIVIDEND
10/31/08    AT COST   FROM SALES  (DEPRECIATION)   (LOSS)   10/31/09   INCOME
--------  ----------  ----------  --------------  --------  --------  --------
$412,711   $523,595    $(48,940)    $(435,228)     $12,107  $464,245   $8,707
========  ==========   =========    =========      =======  ========   ======

* EFFECTIVE 1/2/09, NATIONAL CITY CORPORATION WAS ACQUIRED BY THE PNC FINANCIAL SERVICES GROUP, INC. UPON ACQUISITION, NATIONAL CITY CORPORATION'S SHARES MERGED INTO THE PNC FINANCIAL SERVICES GROUP, INC.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Fund. The Distributor has voluntarily

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

agreed to limit this amount to 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the year ended October 31, 2009, the Distributor waived $11,818 in distribution fees.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser have entered into an interim investment advisory agreement (the "Interim Advisory Agreement"). Under the Interim Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Interim Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.

As further decribed beginning on page 27, the Board has recommended that shareholders approve a new Agreement with the Adviser.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2009, were as follows:

Purchases  $51,595,670
Sales       25,746,790

There were no purchases or sales of U.S. Government securities during the year ended October 31, 2009.

7. FEDERAL TAX INFORMATION:

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2009 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2009 and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, capital loss carryover limitation, and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Accordingly, the following reclassifications have been made to/from the following accounts:

                    INCREASE
   INCREASE        (DECREASE)
  (DECREASE)     UNDISTRIBUTED      INCREASE
 UNDISTRIBUTED    ACCUMULATED      (DECREASE)
NET INVESTMENT    NET REALIZED      PAID-IN
    INCOME           GAIN           CAPITAL
--------------   -------------   -------------
    $19,723       $38,129,744    $(38,149,467)

The tax character of dividends and distributions paid during the years noted below were as follows:

       ORDINARY
        INCOME       TOTAL
      ----------  ----------
2009  $4,010,580  $4,010,580
2008   4,552,155   4,552,155

As of October 31, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income    $     222,650
Capital Loss Carryforwards         (60,758,585)
Unrealized Depreciation            (61,549,866)
Other Temporary Differences              8,098
                                 -------------
Total Accumulated Losses         $(122,077,703)
                                 =============

Post-October losses represent losses realized on investment transactions from November 1, 2008 through April 30, 2009, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

in future years. As of October 31, 2009, the Fund had the following capital loss carryforwards:

                                TOTAL
  EXPIRES       EXPIRES     CAPITAL LOSS
   2012           2013      CARRYFORWARD
-----------   -----------   ------------
$39,700,994   $21,057,591    $60,758,585


During the year ended October 31, 2009, the Fund utilized $1,108,346 of Capital Loss Carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2009, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2009, excluding futures contracts, were as follows:

                  AGGREGATE           AGGREGATE
   FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
  TAX COST       APPRECIATION       DEPRECIATION      DEPRECIATION
------------   ----------------   ----------------   --------------
$273,125,620     $28,648,111        $(90,179,825)    $(61,531,714)

8. OTHER:

At October 31, 2009, 15% of total Class I shares were held by one record Shareholder and 65% of the total Class II Shares were held by one record Shareholder. These shareholders are comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENT:

Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund's financial statements.

10. SUBSEQUENT EVENT:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 21, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
United Association S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Association S&P 500 Index Fund (one of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 21, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
OCTOBER 31, 2009

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                                    BEGINNING     ENDING                 EXPENSES
                                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                      VALUE       VALUE       EXPENSE     DURING
                                                    05/01/09     10/31/09     RATIOS      PERIOD*
                                                    ---------   ---------   ----------   --------
United Association S&P 500 Index Fund -- Class I
   Actual Fund Return                               $1,000.00   $1,200.70      0.28%       $1.55
   Hypothetical 5% Return                            1,000.00    1,023.79      0.28         1.43
United Association S&P 500 Index Fund -- Class II
   Actual Fund Return                               $1,000.00   $1,200.70      0.33%       $1.83
   Hypothetical 5% Return                            1,000.00    1,023.54      0.33         1.68

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-766-8043. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                         TERM OF                               IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY             OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST    TIME SERVED(2)    DURING PAST 5 YEARS      BOARD MEMBER           HELD BY BOARD MEMBER(3)
----------------------  ------------  --------------  -----------------------  -----------------  ----------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER        Chairman      (Since 1991)    Currently performs              30          Trustee of The Advisors' Inner
63 yrs. old             of the Board                  various services on                         Circle Fund II, Bishop Street
                        of Trustees                   behalf of SEI                               Funds, SEI Asset Allocation Trust,
                                                      Investments for which                       SEI Daily Income Trust, SEI
                                                      Mr. Nesher is                               Institutional International Trust,
                                                      compensated.                                SEI Institutional Investments
                                                                                                  Trust, SEI Institutional Managed
                                                                                                  Trust, SEI Liquid Asset Trust, SEI
                                                                                                  Tax Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.,
                                                                                                  Director of SEI Global Master
                                                                                                  Fund, plc, SEI Global Assets Fund,
                                                                                                  plc, SEI Global Investments Fund,
                                                                                                  plc, SEI Investments Global,
                                                                                                  Limited, SEI Investments -- Global
                                                                                                  Fund Services, Limited, SEI
                                                                                                  Investments (Europe), Limited, SEI
                                                                                                  Investments -- Unit Trust
                                                                                                  Management (UK), Limited, SEI
                                                                                                  Global Nominee Ltd., SEI
                                                                                                  Opportunity Fund, L.P., SEI
                                                                                                  Structured Credit Fund, L.P., and
                                                                                                  SEI Multi-Strategy Funds plc.

WILLIAM M. DORAN        Trustee       (Since 1992)    Self-employed                   30          Trustee of The Advisors' Inner
1701 Market Street                                    consultant since 2003.                      Circle Fund II, Bishop Street
Philadelphia, PA 19103                                Partner, Morgan,                            Funds, SEI Asset Allocation Trust,
69 yrs. old                                           Lewis & Bockius LLP                         SEI Daily Income Trust, SEI
                                                      (law firm) from 1976 to                     Institutional International Trust,
                                                      2003, counsel to the                        SEI Institutional Investments
                                                      Trust, SEI, SIMC, the                       Trust, SEI Institutional Managed
                                                      Administrator and the                       Trust, SEI Liquid Asset Trust, SEI
                                                      Distributor. Director                       Tax Exempt Trust, and SEI Alpha
                                                      of SEI Investments                          Strategy Portfolios, L.P.,
                                                      since 1974. Secretary                       Director of SEI since 1974.
                                                      of SEI Investments                          Director of the Distributor since
                                                      since 1978                                  2003. Director of SEI Investments
                                                                                                  -- Global Fund Services, Limited,
                                                                                                  SEI Investments Global, Limited,
                                                                                                  SEI Investments (Europe), Limited,
                                                                                                  SEI Investments (Asia), Limited
                                                                                                  and SEI Asset Korea Co., Ltd., SEI
                                                                                                  Global Nominee Limited and SEI
                                                                                                  Investments Unit Trust Management
                                                                                                  (UK) Limited.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONTINUED)

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                         TERM OF                               IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY            OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST    TIME SERVED(2)    DURING PAST 5 YEARS      BOARD MEMBER          HELD BY BOARD MEMBER(3)
----------------------  ------------  --------------  -----------------------  -----------------  ----------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY         Trustee       (Since 1994)    Attorney, sole                  30          Trustee of The Advisors' Inner
78 yrs. old                                           practitioner since                          Circle Fund II, Bishop Street
                                                      1994. Partner, Dechert                      Funds and U.S. Charitable Gift
                                                      Price & Rhoads (law                         Trust, SEI Asset Allocation Trust,
                                                      firm), September 1987-                      SEI Daily Income Trust, SEI
                                                      December 1993.                              Institutional International Trust,
                                                                                                  SEI Institutional Investments
                                                                                                  Trust, SEI Institutional Managed
                                                                                                  Trust, SEI Liquid Asset Trust, SEI
                                                                                                  Tax Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.

GEORGE J. SULLIVAN, JR. Trustee       (Since 1999)    Chief Executive                 30          Trustee of The Advisors' Inner
66 yrs. old                                           Officer, Newfound                           Circle Fund II, Bishop Street
                                                      Consultants Inc. since                      Funds, State Street Navigator
                                                      April 1997.                                 Securities Lending Trust, SEI
                                                                                                  Asset Allocation Trust, SEI Daily
                                                                                                  Income Trust, SEI Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.,
                                                                                                  Director of SEI Opportunity Fund,
                                                                                                  L.P., and SEI Structured Credit
                                                                                                  Fund, L.P. Member of the
                                                                                                  independent review committee for
                                                                                                  SEI's Canadian-registered mutual
                                                                                                  funds.

BETTY L. KRIKORIAN      Trustee       (Since 2005)    Vice President                  30          Trustee of The Advisors' Inner
66 yrs. old                                           Compliance, AARP                            Circle Fund II and Bishop Street
                                                      Financial Inc. since                        Funds.
                                                      2008. Self-employed
                                                      Legal and Financial
                                                      Services Consultant
                                                      since 2003. Counsel,
                                                      Street Bank Global
                                                      Securities and Cash
                                                      Operations from
                                                      1995 to 2003.

CHARLES E. CARLBOM      Trustee       (Since 2005)    Self-employed Business          30          Trustee of The Advisors' Inner
75 yrs. old                                           Consultant, Business                        Circle Fund II and Bishop Street
                                                      Project Inc. since                          Funds. Director of Oregon Transfer
                                                      1997. CEO and                               Co.
                                                      President, United
                                                      Grocers Inc. from 1997
                                                      to 2000.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                         TERM OF                               IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY            OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST    TIME SERVED(2)    DURING PAST 5 YEARS      BOARD MEMBER       HELD BY BOARD MEMBER/OFFICER(3)
----------------------  ------------  --------------  -----------------------  -----------------  ----------------------------------
INDEPENDENT
BOARD MEMBERS (continued)

MITCHELL A. JOHNSON     Trustee       (Since 2005)    Retired.                        30          Director, Federal Agricultural
67 yrs. old                                                                                       Mortgage Corporation. Trustee of
                                                                                                  The Advisor' Inner Circle Fund II
                                                                                                  and Bishop Street Funds.

JOHN K. DARR            Trustee       (Since 2008)    CEO, Office Finance,            30          Director of Federal Home Loan Bank
65 yrs. old                                           FHL Banks from 1992 to                      of Pittsburgh and Manna Inc. and
                                                      2007                                        Trustee of The Advisors' Inner
                                                                                                  Circle Fund II and Bishop Street
                                                                                                  Funds.

OFFICERS
PHILIP T. MASTERSON     President     (Since 2008)    Managing Director of           N/A          N/A
45 yrs. old                                           SEI Investments since
                                                      2006. Vice President
                                                      and Assistant Secretary
                                                      of the Administration
                                                      from 2004 to 2006.
                                                      General Counsel of
                                                      Citco Mutual Fund
                                                      Services from 2003 to
                                                      2004. Vice President
                                                      and Associate Counsel
                                                      for the Oppenheimer
                                                      Funds from 2001 to
                                                      2003.

MICHAEL LAWSON          Treasurer,    (Since 2005)    Director, SEI                  N/A          N/A
49 yrs. old             Controller                    Investments, Fund
                        and Chief                     Accounting since July
                        Financial                     2005. Manager, SEI
                        Officer                       Investments, Fund
                                                      Accounting from April
                                                      1995 to February 1998
                                                      and November 1998 to
                                                      July 2005.

RUSSELL EMERY           Chief         (Since 2006)    Chief Compliance               N/A          N/A
46 yrs. old             Compliance                    Officer of SEI
                        Officer                       Structured Credit Fund,
                                                      L.P. and SEI Alpha
                                                      Strategy Portfolios,
                                                      L.P. since June 2007.
                                                      Chief Compliance
                                                      Officer of SEI
                                                      Opportunity Fund, L.P.,
                                                      SEI Institutional
                                                      Managed Trust, SEI
                                                      Asset Allocation Trust,
                                                      SEI Institutional
                                                      International Trust,
                                                      SEI Institutional
                                                      Investments Trust, SEI
                                                      Daily Income Trust, SEI
                                                      Liquid Asset Trust and
                                                      SEI Tax Exempt Trust
                                                      since March 2006.
                                                      Director of Investment
                                                      Product Management and
                                                      Development, SEI
                                                      Investments, since
                                                      February 2003; Senior
                                                      Investment Analyst -
                                                      Equity Team, SEI
                                                      Investments, from March
                                                      2000 to February 2003.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONCLUDED)

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                         TERM OF                               IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY             OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST      TIME SERVED     DURING PAST 5 YEARS      BOARD MEMBER              HELD BY OFFICER
----------------------  ------------  --------------  -----------------------  -----------------  ----------------------------------
OFFICERS (continued)

JOSEPH M. GALLO         Vice          (Since 2007)    Corporate Counsel of           N/A          N/A
36 yrs. old             President                     SEI since 2007;
                        and                           Associate Counsel, ICMA
                        Secretary                     Retirement Corporation
                                                      2004-2007; Federal
                                                      Investigator, U.S.
                                                      Department of Labor
                                                      2002-2004; U.S.
                                                      Securities and Exchange
                                                      Commission-Division of
                                                      Investment Management,
                                                      2003.

CAROLYN F. MEAD         Vice          (Since 2007)    Corporate Counsel of           N/A          N/A
52 yrs. old             President                     SEI since 2007;
                        and                           Associate, Stradley,
                        Assistant                     Ronon, Stevens & Young
                        Secretary                     (law firm), 2004-2007;
                                                      Counsel, ING Variable
                                                      Annuities, 1999-2002.

JAMES NDIAYE            Vice          (Since 2004)    Employed by SEI                N/A          N/A
41 yrs. old             President                     Investments Company
                        and                           since 2004. Vice
                        Assistant                     President, Deutsche
                        Secretary                     Asset Management from
                                                      2003-2004. Associate,
                                                      Morgan, Lewis & Bockius
                                                      LLP (law firm), from
                                                      2000-2003. Counsel,
                                                      Assistant Vice
                                                      President, ING Variable
                                                      Annuities Group from
                                                      1999-2000.

TIMOTHY D. BARTO        Vice          (Since 2000)    General Counsel, Vice          N/A          N/A
41 yrs. old             President                     President and Assistant
                        and                           Secretary of SEI
                        Assistant                     Investments Global
                        Secretary                     Funds Services since
                                                      1999; Associate,
                                                      Dechert (law firm) from
                                                      1997-1999; Associate,
                                                      Richter, Miller & Finn
                                                      (law firm) from
                                                      1994-1997.

MICHAEL BEATTIE         Vice          (Since 2009)    Director of Client             N/A          N/A
44 yrs. old             President                     Services at SEI since
                                                      2004.

ANDREW DECKER           AML Officer   (Since 2008)    Compliance Office and          N/A          N/A
46 yrs. old                                           Product Manager, SEI,
                                                      2005-2008. Vice
                                                      President, Old Mutual
                                                      Capital, 2000-2005.
                                                      Operations Director,
                                                      Prudential Investments,
                                                      1998-2000.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
OCTOBER 31, 2009 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered the approval of an interim investment advisory agreement and a new investment advisory agreement for the Fund.

At its September 16, 2009 meeting, the Board was informed that Allegiant Asset Management Company ("Allegiant"), the Fund's investment adviser, would be merging with its affiliate, PNC Capital Advisors, Inc. ("PNC Capital") to form PNC Capital Advisors, LLC ("PNC Capital Advisors"), effective September 29, 2009 (the "Transaction"). The Board was asked to approve an interim investment advisory agreement between the Fund and PNC Capital Advisors (the "Interim Agreement") because the Transaction may be deemed to cause the assignment and automatic termination of the existing investment advisory agreement with Allegiant (the "Prior Agreement"). The Board was informed that the terms of the Interim Agreement were identical to the terms of the Prior Agreement, except for the identity of the investment adviser, the duration of Agreement and the manner in which PNC Capital Advisors would be compensated. The Interim Agreement, which would continue in effect for a period of no greater than 150 days, would allow the Fund to continue receiving investment advisory services after the automatic termination of the Prior Agreement until shareholders of the Fund approve a new investment advisory agreement between the Fund and PNC Capital Advisors (the "New Agreement"). The Board also was informed that the nature, scope and quality of services to be provided under the Interim Agreement would be at least equivalent to the nature, scope and quality of services provided under the Prior Agreement and that the personnel providing portfolio management services to the Fund would not change as result of the Transaction. On the basis of the foregoing, the Board, including the Trustees who are not parties to the Interim Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), approved the Interim Agreement.

At its November 10-11, 2009 meeting, the Board was asked to approve the New Agreement with PNC Capital Advisors that would become effective after approval of the New Agreement by shareholders of the Fund. In considering the terms of the New Agreement, Trustees considered the structure and terms of the Transaction, the strategic plan and governance structure for PNC Capital Advisors following the Transaction, benefits or undue burdens imposed on the Fund as a result of the Transaction, anticipated effects on the Fund's expense ratios following the Transaction, legal issues for the Fund as a result of the Transaction, and the costs associated with obtaining necessary shareholder approvals and who would bear those costs. A representative from PNC Capital Advisors, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the New Agreement. Among other things, the representative provided an overview of the Fund and PNC Capital Advisors' investment management personnel, noting that the operations of the Fund's investment adviser and the persons responsible for the day-to-day investment management of the Fund are expected to remain unchanged. The representatives then reviewed PNC Capital Advisors' assets under management and representative clients, noting that the Fund is offered exclusively to the United Association of Plumbers and Pipefitters (the "UA") and its members. The Board then discussed the written materials that the Board received before the meeting and PNC Capital Advisors' oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the New Agreement in light of this information. In addition, to the extent relevant, the Board considered information it had received at its November 11-12, 2008 Board meeting, at which time it considered and approved the Prior Agreement between the Fund and Allegiant, and its February 19-20, 2009 meeting, at which time Allegiant provided additional information about the Prior Agreement (the "Prior Agreement Meetings") in connection with the acquisition of Allegiant's parent company by PNC Financial Services Group, Inc.

In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of PNC Capital Advisors and the approval of the New Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
OCTOBER 31, 2009 (UNAUDITED)

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by PNC Capital Advisors, the Board considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of PNC Capital Advisors; the potential implications of regulatory restrictions on the Fund following the Transaction; the ability of PNC Capital Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund. The Board noted that, except for the time periods covered by the agreements and the identities of the parties, there were no material differences between the New Agreement and the Prior Agreement and the Fund's advisory fee rates would remain unchanged. The Trustees further noted that key personnel of PNC Capital Advisors who have responsibility for the Fund in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction. Based on its review along with its considerations regarding services, the Board concluded that the Transaction was not expected to adversely affect the nature, quality or extent of services provided by PNC Capital Advisors and that the expected nature, quality and extent of such services supported approval of the New Agreement.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

With respect to the performance of the Fund, the Board considered that the portfolio management personnel responsible for the management of the Fund were expected to continue to manage the Fund. At the Prior Agreement Meetings, the Board compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that the Fund's performance was comparable to that of its benchmark index and peer funds and that it was satisfied with the investment performance of the Fund. The Trustees further noted that the Fund's investment policies and strategies were not expected to change. In light of the foregoing factors, along with the prior findings regarding performance, the Board concluded that its findings with respect to performance supported approval of the New Agreement.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

At the Prior Agreement Meetings, the Trustees considered, among other things, the management fees and expenses of the Fund and comparisons of such fees and expenses with peers. The Trustees determined that the Fund's advisory fee and expenses were reasonable. In evaluating the profitability of PNC Capital Advisors under the Interim Agreement and the New Agreement, the Trustees considered their conclusions made at the Prior Agreement Meetings and noted the fee schedule under the Interim Agreement and the New Agreement is identical to that under the Prior Agreement. Taking into consideration its prior evaluation of fees and expenses, the Board determined that the management fee and expenses were reasonable.

Moreover, the Trustees were satisfied that, during the Prior Agreement Meetings, Allegiant's level of profitability for its advisory activities was reasonable and that PNC Capital Advisors' level of profitability was reasonable from the date of the Transaction and should continue to be reasonable. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on their deliberations and evaluation of the information discussed previously, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the New Agreement are fair and reasonable, that the scope and quality of services to be provided will be at least equivalent to the scope and quality of services provided under the Prior Agreement, and that the fees under the New Agreement are reasonable in light of the services to be provided to the Fund. The Board, and the Independent Trustees voting separately, approved the New Agreement and concluded that the New Agreement should be recommended to shareholders for approval.

                                     NOTES

INVESTMENT ADVISER:
PNC Capital Advisors, LLC
200 Public Square, 5th Floor
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:
PNC Bank, National Association
200 Public Square, 5th Floor
Cleveland, OH 44114


UAF-AR-001-0700

(GRAPHIC)

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                       2009                                                 2008
                --------------------------------------------------   --------------------------------------------------
                                                    All other fees                                       All other fees
                                   All fees and     and services                       All fees and       and services
                 All fees and      services to       to service       All fees and      services to        to service
                 services to         service       affiliates that     services to        service       affiliates that
                the Trust that   affiliates that       did not       the Trust that   affiliates that       did not
                   were pre-         were pre-       require pre-       were pre-         were pre-       require pre-
                   approved          approved         approval          approved         approved           approval
                --------------   ---------------   ---------------   --------------   ---------------   ---------------
(a)   Audit
      Fees         $232,354             $0                $0            $246,200             $0                $0
(b)   Audit-
      Related
      Fees         $      0             $0                $0            $      0             $0                $0
(c)   Tax
      Fees         $      0             $0                $0            $      0             $0                $0
(d)   All
      Other
      Fees         $      0             $0                $0            $      0             $0                $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                       2009                                                 2008
                --------------------------------------------------   --------------------------------------------------
                                                    All other fees                                       All other fees
                                   All fees and      and services                      All fees and       and services
                 All fees and      services to        to service      All fees and      services to        to service
                 services to         service       affiliates that    services to         service       affiliates that
                the Trust that   affiliates that       did not       the Trust that   affiliates that       did not
                  were pre-         were pre-        require pre-      were pre-         were pre-        require pre-
                   approved          approved          approval         approved         approved           approval
                --------------   ---------------   ---------------   --------------   ---------------   ---------------
(a)   Audit
      Fees         $245,808            N/A               N/A            $316,360            N/A               N/A
(b)   Audit-
      Related
      Fees              N/A            N/A               N/A                 N/A            N/A               N/A
(c)   Tax
      Fees              N/A            N/A               N/A                 N/A            N/A               N/A
(d)   All
      Other
      Fees              N/A            N/A               N/A                 N/A            N/A               N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%    N/A
Tax Fees              0%    N/A
All Other Fees        0%    N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010